Condensed Interim Consolidated Statements of Earnings - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Sales	$ 503,218	$ 299,064	$ 973,629	$ 595,870
Cost of sales
Cost of sales, excluding depletion	75,169	54,007	149,805	115,562
Depletion	75,002	58,865	151,695	122,541
Total cost of sales	150,171	112,872	301,500	238,103
Gross margin	353,047	186,192	672,129	357,767
General and administrative	11,022	10,241	24,547	20,705
Share based compensation	9,962	6,241	22,143	7,522
Donations and community investments	2,368	703	5,060	2,273
Earnings from operations	329,695	169,007	620,379	327,267
Other income (expense)	9,736	5,122	17,256	12,317
Earnings before finance costs and income taxes	339,431	174,129	637,635	339,584
Finance costs	1,427	1,299	2,868	2,741
Earnings before income taxes	338,004	172,830	634,767	336,843
Income tax expense	45,734	50,513	88,513	50,485
Net earnings	$ 292,270	$ 122,317	$ 546,254	$ 286,358
Basic earnings per share	$ 0.644	$ 0.27	$ 1.204	$ 0.632
Diluted earnings per share	$ 0.643	$ 0.269	$ 1.202	$ 0.631
Weighted average number of shares outstanding
Basic	453,889,000	453,430,000	453,791,000	453,262,000
Diluted	454,663,000	454,104,000	454,550,000	453,888,000